Inventory	12 Months Ended
Sep. 30, 2018
Inventory Disclosure [Abstract]
Inventory

Note 4 — Inventory

Inventory consisted of the following:

	September 30, 2018	September 30, 2017

Raw materials	$1,742,005	$1,567,875
Packaging materials	65,966	22,524
Finished goods	172	1,220
Total	$1,808,143	$1,591,619

Inventory includes raw materials, packaging materials, work in process and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead. As of September 30, 2018 and 2017, no inventory reserve was deemed necessary.